10. FAIR VALUE MEASUREMENT (Details - Assumptions) - 12 months ended Mar. 31, 2014	Total
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate minimum	0.02%
Risk free interest rate maximum	0.79%
Average expected life minimum	3 months
Average expected life maximum	2 years 9 months 18 days
Expected volatility minimum	58.00%
Expected volatility maximum	103.10%
Expected dividends	0.00%